Mortgage banking activities	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Mortgage Banking Activities

Note 11 – Mortgage banking activities

Income from mortgage banking activities includes mortgage servicing fees earned in connection with administering residential mortgage loans and valuation adjustments on mortgage servicing rights. It also includes gain on sales and securitizations of residential mortgage loans and trading gains and losses on derivative contracts used to hedge the Corporation’s securitization activities. In addition, lower-of-cost-or-market valuation adjustments to residential mortgage loans held for sale, if any, are recorded as part of the mortgage banking activities.

The following table presents the components of mortgage banking activities:

	Years ended December 31,
(In thousands)	2018	2017	2016
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$49,532	$48,300	$58,208
Mortgage servicing rights fair value adjustments	(8,477)	(36,519)	(25,336)
Total mortgage servicing fees, net of fair value adjustments	41,055	11,781	32,872
Net gain on sale of loans, including valuation on loans held for sale	9,424	17,088	26,976
Trading account profit (loss):
Unrealized (losses) gains on outstanding derivative positions	(253)	184	(1)
Realized gains (losses) on closed derivative positions	2,576	(3,557)	(3,309)
Total trading account profit (loss)	2,323	(3,373)	(3,310)
Total mortgage banking activities	$52,802	$25,496	$56,538